Equity (Details 1)	Dec. 31, 2025 shares
Common shares
Number of shares outstanding	2,982,810,590
Percent	100.00%
Common shares | State Of Parana [Member]
Number of shares outstanding	474,643,911
Percent	15.91%
Common shares | BNDES [Member]
Number of shares outstanding	655,807,810
Percent	21.99%
Common shares | Other Shareholders [Member]
Number of shares outstanding	1,839,618,603
Percent	61.67%
Common shares | Treasury shares
Number of shares outstanding	12,740,266
Percent	0.43%
Special Class [Member]
Number of shares outstanding	1
Percent	100.00%
Special Class [Member] | State Of Parana [Member]
Number of shares outstanding	1
Percent	100.00%
Common Shares One [Member]
Number of shares outstanding	2,982,810,591
Percent	100.00%
Common Shares One [Member] | State Of Parana [Member]
Number of shares outstanding	474,643,912
Percent	15.91%
Common Shares One [Member] | BNDES [Member]
Number of shares outstanding	655,807,810
Percent	21.99%
Common Shares One [Member] | Other Shareholders [Member]
Number of shares outstanding	1,839,618,603
Percent	61.67%
Common Shares One [Member] | Treasury shares
Number of shares outstanding	12,740,266
Percent	0.43%